The Guardian Life Insurance Company of America

7 Hanover Square

New York, NY 10004

April 27, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guardian Variable Products Trust
File Nos. 333-210205; 811-23148

Ladies and Gentlemen:

Enclosed for filing on behalf of Guardian Variable Products Trust (the “Registrant”) via the EDGAR system is Post-Effective Amendment No. 5 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 9 under the Investment Company Act of 1940, as amended, to the Registrant’s registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act in order to update the financial, biographical, tax, and other information presented in the Prospectus and Statement of Additional Information. Editorial, stylistic and other non-material changes also have been made to the Amendment. Pursuant to Rule 485(b) under the 1933 Act, the Registrant has designated on the facing page of the registration statement that the Amendment will become effective on May 1, 2018.

The Amendment does not contain any disclosure that would render it ineligible to become effective under Rule 485(b) under the 1933 Act. No fee is required in connection with this filing.

Please call the undersigned at (212) 598-1297 with any comments or questions concerning this filing.

Very truly yours,

/s/ Kathleen M. Moynihan

Kathleen M. Moynihan

Senior Counsel

Copy to:	Richard T. Potter, Esq. Jeffrey S. Puretz, Dechert LLP James V. Catano, Dechert LLP